Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ 3,350,043	$ (7,372,653)	$ (4,553,777)	$ (1,400,098)
Change in balance sheet accounts
Prepaid expenses	(195,000)	(100,000)	(100,000)	666
Accrued liabilities	30,000	78,000	100,500	68,000
Derivative liability			2,234,073	(1,179,556)
Net cash (used in) operating activities	(913,466)	(422,722)	(518,493)	(501,905)
Cash flows from investing activities
Net cash provided by investing activities			470,855	535,810
Cash flows from financing activities:
Proceeds from notes payable				25,000
Net cash provided by investing activities	1,116,929	381,855
Net Increase (Decrease) In Cash	203,463	(40,867)	(47,638)	33,905
Cash At The Beginning Of The Period	4,458	52,096	52,096	18,191
Cash At The End Of The Period	207,921	11,229	4,458	52,096
Stage It Corp [Member]
Cash flows from operating activities
Net loss	(2,813,659)	(617,171)	(1,629,508)	(2,456,023)
Depreciation	17,767		4,468
Stock based compensation	491,265
Change in balance sheet accounts
Prepaid expenses	(1,854)	(2,480)	1,288	(1,288)
Other assets	127,874	(75,038)	(9,079)	(21,834)
Accounts payable	172,729	195,210	203,292	13,795
Accrued liabilities	527,811	729,760	297,562	257,289
Accrued interest	315,460	223,172
Derivative liability	265,182	229,467	305,956	2,099,025
Net cash (used in) operating activities	(897,425)	682,920	259,926	(10,506)
Cash flows from investing activities
Purchase of fixed assets	(15,157)	(21,789)
Net cash provided by investing activities	(15,157)	(21,789)	(67,380)
Cash flows from financing activities:
Proceeds from notes payable	700,922
Net cash provided by investing activities	700,922
Net Increase (Decrease) In Cash	(211,660)	661,131	192,546	(10,506)
Cash At The Beginning Of The Period	281,003	88,457	88,457	98,963
Cash At The End Of The Period	69,342	749,588	281,003	88,457
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes